Factoring Line of Credit	9 Months Ended
Oct. 31, 2015
Factoring Line of Credit [Text Block]
8.	Factoring Line of Credit

On June 11, 2015, the Company entered into a factoring agreement (the “Factoring Agreement”) with Capital Business Credit LLC (the “Factor”) whereby the Company may borrow the lesser of (i) $750,000 or (ii) the sum of up to 80% of trade receivables, 60% of finished goods inventory and 100% of any accepted side collateral, under the terms and conditions as outlined in the Factoring Agreement. A director and officer of the Company has provided side collateral supporting a portion of the borrowings under the Factor Agreement. The facility is secured by a general security interest over all of the Company assets and interests. The term of the agreement is for a period of one year and will automatically renew for additional one year terms, unless terminated at any time by the Factor or by the Company prior to such renewal, with thirty days prior written notice.

Under the terms of the Factoring Agreement, the Company may sell and assign eligible accounts receivable to the Factor in exchange for advances made to the Company. The Factor purchases eligible accounts receivable net of a factoring commission of 0.9% of such receivable. The Company bears the risk of credit loss on the receivable, except where the Factor has provided credit approval in writing on such receivable. These receivables are accounted for as a secured borrowing arrangement and not a sale of financial assets. Factor expenses charged to operations during the three and nine months ended October 31, 2015 were $14,147 and $24,500 respectively (2014: $Nil and $Nil, respectively).

The facility bears interest on the daily net balance of any moneys owed at a rate of the greater of (i) 5.5% per annum; and (ii) 2% above the Prime Rate as quoted in the Wall Street Journal (the “Prime Rate”). At October 31, 2015, the Prime Rate was 3.25%, thus the facility was bearing interest at 5.5% . To the extent that net advances owing exceed the borrowing base described above, additional interest of 1% per annum shall be charged based upon the daily balance of any such over advance.

At October 31, 2015, an amount of $580,407 (January 31, 2015: $Nil) was owing under the terms of the Factoring Agreement, for advances made to the Company, net of repayments of such advances through the collection of factored receivables.